SUPPLEMENT DATED MARCH 24, 2017
TO THE PROSPECTUS FOR
PRINCIPAL PIVOT SERIES VARIABLE ANNUITYSM
DATED DECEMBER 28, 2016

This supplement updates information contained in the Statutory Prospectus for the variable annuity product referenced above. Please retain this supplement for future reference.

As of April 6, 2017, Liquidity Max (the “No Surrender Charge Rider”) is no longer available for purchase. The discontinuance of this rider only applies to customers whose applications are signed on or after April 6, 2017. This change does not impact customers who signed their applications before April 6, 2017.

Please delete all references to April 1, 2017, in the following sections and replace that date with April 6, 2017:

•	Table of Contents;

•	SUMMARY OF EXPENSE INFORMATION (both sections);

•	Charges and Deductions provision of SUMMARY section;

•	Surrender Charge provision of Section 2. CHARGES AND DEDUCTIONS;

•	Separate Account Annual Expenses provision of Section 2. CHARGES AND DEDUCTIONS;

•	Optional Death Benefit Riders provision of Section 2. CHARGES AND DEDUCTIONS; and

•	Optional Death Benefit Riders provision of Section 6. DEATH BENEFIT.

The above modifications delay certain product changes from April 1, 2017, to April 6, 2017. These modifications do not impact customers whose applications were signed before April 1, 2017. To summarize, the modifications in this part of the Supplement delay the following product changes:

•	The reduction of the surrender charge period from seven years to five years;

•	The reduction of the current annual Mortality and Expense Risks Charge from 1.00% to 0.85%;

•	The increase in the maximum annual charge for the Return of Premium Death Benefit Rider from 0.35% to 0.50%;

•	The increase in the current annual charge for the Return of Premium Death Benefit Rider from 0.20% to 0.35%;

•	The increase in the maximum annual charge for the Annual Step-up Death Benefit Rider from 0.50% to 0.60%;

•	The increase in the current annual charge for the Annual Step-up Death Benefit Rider from 0.35% to 0.45%;

•	The increase in the maximum issue age for the optional death benefit riders from 70 to 79 years old.

6. DEATH BENEFIT

In the Annual Step-Up Death Benefit provision, delete the following sentence:

“The Lock-In Date is the Contract anniversary following the oldest owner’s 80th birthday (or annuitant, if non-natural owner)”

and replace it with the following,

“For applications signed before April 6, 2017, the Lock-In Date is the Contract anniversary following the oldest owner's 80th birthday (or annuitant, if non-natural owner).

For applications signed on or after April 6, 2017, the Lock-In Date is the later of the Contract anniversary following the oldest owner’s 80th birthday (or annuitant, if non-natural owner) or five years after the Contract issue date.”

THIS SUPPLEMENT SHOULD BE READ AND
RETAINED FOR FUTURE REFERENCE

Principal Financial Group
P.O. Box 9382
Des Moines, Iowa 50306-9382
1-800-852-4450

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